Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2022		2023		2023

	(In millions)
Bills payable	Rs.	130,937.4	Rs.	117,907.5	US$	1,434.6
Remittances in transit		91,766.3		61,927.3		753.5
Accrued expenses		58,522.2		45,684.4		555.8
Accounts payable		152,309.2		206,920.4		2,517.6
Derivatives (see note 23)		74,819.2		98,783.5		1,201.9
Lease liabilities		78,138.0		97,658.9		1,188.2
Others		94,969.2		125,471.4		1,526.6

Total	Rs.	681,461.5	Rs.	754,353.4	US$	9,178.2